Concentrations of Credit Risk (Tables)	6 Months Ended
Jun. 30, 2026
Concentrations of Credit Risk [Abstract]
Schedule of Customer Concentration Estimated Renewal Commissions

Customers accounting for 10% or more of total net revenues excluding estimated renewal commissions are as follows:

	Six Months ended June 30,
	2025	% of sales	2026	% of sales
	RMB		RMB
Sinatay Life Insurance Co., Ltd. (“Sinatay”)	64,873	15.4	30,702	10.5
Fanhua RONS Insurance Sales & Service Co., Ltd.	*	*	32,086	11.0
Aeon Life Insurance Co., Ltd. (“Aeon”).	43167	10.2	*	*
Ruizhong Life Insurance Co., Ltd.	*	*	30,856	10.6
Subtotal	108,040	25.6	93,644	32.1

*	represented less than 10% of total net revenues for the period.

Customers which accounted for 10% or more of gross accounts receivable excluding estimated renewal commissions are as follows:

	As of December 31, 2025%		As of June 30, 2026%
Sinatay	14,136	20.9%	*	*	%
Fanhua RONS Insurance Sales & Service Co., Ltd.	12,247	18.1%	12,240	16.6%
AVIVA-COFCO Life Insurance Co., Ltd.	9,795	14.5%	*	*	%
Ruizhong Life Insurance Co., Ltd.	8,602	12.7%	*	*	%
Subtotal	44,780	66.2%	12,240	16.6%

*	represented less than 10% of accounts receivable as of the period end.